Capitalized Software Development Costs, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capitalized Software Development Costs, Net (Textual)
Amortization of capitalized software development costs	$ 4,859	$ 4,824	$ 4,929